Debt - Subsequent Event (Details)				1 Months Ended
	Oct. 25, 2018 EUR (€)	Oct. 25, 2018 USD ($)	Oct. 18, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Oct. 25, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)
Debt Instrument
Available borrowing capacity | $							$ 4,165,300,000		$ 4,172,100,000
Revolving Credit Facility | Line of Credit | UGI International Credit Agreement
Debt Instrument
Total capacity				€ 300,000,000
Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | EURIBOR | Maximum
Debt Instrument
Basis spread on variable rate (percentage)				2.35%
Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | EURIBOR | Minimum
Debt Instrument
Basis spread on variable rate (percentage)				1.45%
Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument
Basis spread on variable rate (percentage)				2.60%
Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument
Basis spread on variable rate (percentage)				1.70%
UGI International LLC
Debt Instrument
Total capacity						€ 300,000,000
Flaga
Debt Instrument
Total capacity						55,000,000		€ 55,000,000
France SAS
Debt Instrument
Total capacity						€ 60,000,000		€ 60,000,000
Subsequent Event | UGI International Credit Agreement
Debt Instrument
Maximum ratio of Total Indebtedness to EBITDA			3.85
Subsequent Event | UGI International LLC | Line of Credit | UGI International Credit Agreement | Maximum
Debt Instrument
Basis spread on variable rate (percentage)			3.20%
Subsequent Event | UGI International LLC | Line of Credit | UGI International Credit Agreement | Minimum
Debt Instrument
Basis spread on variable rate (percentage)			1.55%
Subsequent Event | UGI International LLC | Senior Notes | 3.25% Senior Unsecured Notes Due November 2025
Debt Instrument
Aggregate principal amount | $					$ 350,000,000
Stated interest rate	3.25%				3.25%
Subsequent Event | UGI International LLC | Term Loan | Line of Credit | UGI International Credit Agreement
Debt Instrument
Debt instrument, term			5 years
Available borrowing capacity | $			$ 300,000,000
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement
Debt Instrument
Total capacity | $			$ 300,000,000
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | EURIBOR
Debt Instrument
Basis spread on variable rate (percentage)			1.70%
Derivative, fixed interest rate			0.34%
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | EURIBOR | Maximum
Debt Instrument
Basis spread on variable rate (percentage)			2.85%
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | EURIBOR | Minimum
Debt Instrument
Basis spread on variable rate (percentage)			1.20%
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument
Basis spread on variable rate (percentage)			3.10%
Subsequent Event | UGI International LLC | Revolving Credit Facility | Line of Credit | UGI International Credit Agreement | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument
Basis spread on variable rate (percentage)			1.45%
Subsequent Event | UGI France
Debt Instrument
Repayments of debt	€ 540,000,000
Subsequent Event | Flaga
Debt Instrument
Repayments of debt	45,800,000	$ 49,900,000
Subsequent Event | France SAS
Debt Instrument
Available borrowing capacity	€ 60,000,000